COMMITMENTS	12 Months Ended
May 31, 2020
Disclosure Of Commitment [Abstract]
COMMITMENTS

14. COMMITMENTS

As at May 31, 2020, the Company had the following contractual obligations:

	Less than	1 to	4 to	Over
	1 year	3 years	5 years	5 years	Total
Trade and other payables	$1,514,281	$—	$—	$—	$1,514,281
Loans payable principal and interest payments	685,000	8,294,932	—	—	8,979,932
Payments related to acquisitions of royalties and streams	335,045	—	—	—	335,045
Other	2,834	—	—	—	2,834
	$2,537,160	$8,294,932	$—	$—	$10,832,092

In addition to the commitments above, the Company could in the future have additional commitments payable in cash and/or shares related to the acquisition of royalty and stream interests as disclosed in Note 4.  However, these payments are subject to certain triggers or milestone conditions that have not been met as of May 31, 2020.